Risk/Return Detail Data - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series VIII
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® International Capital Appreciation Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® International Capital Appreciation Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63 % of the average value of its portfolio.
Portfolio Turnover, Rate	63.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	13.57%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.83%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.98%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.85%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Total annual operating expenses	1.12%
1 year	$ 683
3 years	911
5 years	1,156
10 years	1,860
1 Year	683
3 Years	911
5 Years	1,156
10 Years	$ 1,860
2014	2.57%
2015	2.70%
2016	(3.40%)
2017	35.50%
2018	(13.07%)
2019	32.36%
2020	21.90%
2021	12.03%
2022	(26.75%)
2023	27.30%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.85%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[3]
Total annual operating expenses	1.87%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 290
3 years	588
5 years	1,011
10 years	1,995
1 Year	190
3 Years	588
5 Years	1,011
10 Years	$ 1,995
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.85%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[3]
Total annual operating expenses	1.37%
1 year	$ 485
3 years	769
5 years	1,074
10 years	1,939
1 Year	485
3 Years	769
5 Years	1,074
10 Years	$ 1,939
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.85%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.87%
1 year	$ 89
3 years	278
5 years	482
10 years	1,073
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.73%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Total annual operating expenses	0.75%
1 year	$ 77
3 years	240
5 years	417
10 years	930
1 Year	77
3 Years	240
5 Years	417
10 Years	$ 930
Annual Return, Inception Date	Feb. 01, 2017
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Return Before Taxes | Fidelity Advisor International Capital Appreciation Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.98%
Past 5 years	9.70%
Past 10 years	6.65%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Return Before Taxes | Fidelity Advisor International Capital Appreciation Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	25.32%
Past 5 years	10.18%
Past 10 years	6.64%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Return Before Taxes | Fidelity Advisor International Capital Appreciation Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	22.56%
Past 5 years	9.95%
Past 10 years	6.63%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Return Before Taxes | Fidelity Advisor International Capital Appreciation Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	27.63%
Past 5 years	11.30%
Past 10 years	7.57%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Return Before Taxes | Fidelity Advisor International Capital Appreciation Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	27.79%
Past 5 years	11.45%
Since Inception	10.19%	[5]
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions | Fidelity Advisor International Capital Appreciation Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	20.02%
Past 5 years	9.52%
Past 10 years	6.62%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions and Sales | Fidelity Advisor International Capital Appreciation Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	11.94%
Past 5 years	7.75%
Past 10 years	5.47%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | MS112
Risk/Return:
Label	MSCI ACWI (All Country World Index) ex USA Index
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21%, 0.21%, 0.21%, 0.19%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From February 1, 2017 .